BBIF GOVERNMENT SECURITIES FUND
Fund Overview Key Facts About BBIF Government Securities Fund
Investment Objective
The investment objective of BBIF Government Securities Fund (“Government Fund” or the “Fund”) is to seek preservation of capital, current income and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Government Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BBIF GOVERNMENT SECURITIES FUND		Class 1	Class 2		Class 3		Class 4
Management Fee	[1][2]	0.24%	0.24%		0.24%		0.24%
Distribution and/or Service (12b-1) Fees	[1][2]	1.00%	0.675%		0.375%		0.375%
Other Expenses	[1][2]	0.36%	0.345%		0.345%		0.325%
Administration Fee	[1][2]	0.25%	0.25%		0.25%		0.25%
Miscellaneous Other Expenses	[1][2]	0.11%	0.095%		0.095%		0.075%
Total Annual Fund Operating Expenses	[1][2]	1.60%	1.26%		0.96%		0.94%
Fee Waivers and/or Expense Reimbursements	[1][2]		(0.26%)	[3]	(0.28%)	[3]	(0.26%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][2]	1.60%	1.00%	[3]	0.68%	[3]	0.68%	[3]
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Government Fund and Government Fund's share of the allocated expenses of Master Government Securities LLC ("Government LLC"). The management fees are paid by Government LLC.
[2]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 36, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC ("BlackRock") and the Fund's distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Government Fund's fees and/or expenses to ensure that the net expenses as a percentage of the Fund's net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Government Fund's (i) Class 2 Shares are 0.32% higher than those of Government LLC's initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Government LLC's initial feeder fund until August 1, 2015. This contractual arrangement may be terminated upon 90 days' notice by a majority of the non-interested trustees of Government Fund or by a vote of a majority of the outstanding voting securities of Government Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example BBIF GOVERNMENT SECURITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	163	505	871	1,900
Class 2	102	374	667	1,500
Class 3	69	278	504	1,152
Class 4	69	274	495	1,131

Principal Investment Strategies of the Fund
Government Fund seeks to achieve its investment objective by investing exclusively in a diversified portfolio made up only of short-term U.S. Government securities with maturities of not more than 397 days (13 months), including variable rate securities and repurchase agreements with banks and securities dealers that involve direct U.S. Government obligations. The Fund will provide shareholders with at least 60 days’ prior written notice before changing this strategy.

The Fund may invest in U.S. Treasury Floating Rate Notes (FRNs). These are two-year notes issued by the U.S. Treasury that reset their interest rates on a weekly basis. At maturity, the face value of an FRN is paid to the note holder.

The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis. The purchase or sale of securities on a when-issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and repurchase agreements, as well as future interest rates. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less.

The Fund is a “feeder” fund that invests all of its assets in Government LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Government LLC level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Government LLC. Where applicable, “Government Fund” or the “Fund” refers also to Government LLC.
Principal Risks of Investing in the Fund
Government Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk— Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — On July 23, 2014, the Securities and Exchange Commission (the “SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s return potential.
  Repurchase Agreements and Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information
The information shows you how Government Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Government Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.13% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns BBIF GOVERNMENT SECURITIES FUND	1 Year	5 Years	10 Years
Class 1	0.01%	0.01%	0.88%
Class 2	0.01%	0.01%	1.13%
Class 3	0.01%	0.01%	1.29%
Class 4	0.01%	0.01%	1.29%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.